Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0000715446
Registrant Name	Anixa Biosciences, Inc.
Registration File Number	333-267369
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A